OPERATING SEGMENTS - Goodwill and Intangible Assets (Details) - Gross Revenue - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Goodwill and indefinite life intangible assets	$ 8,946.5	$ 8,751.5
Solid Waste | Canada
Disclosure of operating segments [line items]
Goodwill and indefinite life intangible assets	2,097.9	2,091.7
Solid Waste | USA
Disclosure of operating segments [line items]
Goodwill and indefinite life intangible assets	5,738.5	5,601.7
Environmental Services
Disclosure of operating segments [line items]
Goodwill and indefinite life intangible assets	$ 1,110.1	$ 1,058.1